Investments and Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investments and Other Non-current Assets
Equity method investments	$ 18.5	$ 22.9
Deferred tax assets	234.1	141.0
Income tax receivables	44.7	50.9
Other non-current assets	54.9	41.0
Investments and other non-current assets	$ 352.2	$ 255.8